As filed with the Securities and Exchange Commission on October 5, 2009

     1933 Act File No. 002-98635

     1940 Act File No. 811-04337

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
Pre-Effective Amendment No. ____	[ ]
Post-Effective Amendment No. 31	[ X ]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]
Amendment No. 30	[ X ]
(Check appropriate box or boxes.)

EAGLE CASH TRUST
(Exact name of Registrant as Specified in Charter)

880 Carillon Parkway
St. Petersburg, FL 33716
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 567-8143

STEPHEN G. HILL, PRESIDENT
880 Carillon Parkway
St. Petersburg, FL 33716
(Name and Address of Agent for Service)

Copy to:
FRANCINE J. ROSENBERGER, ESQ.

K&L Gates LLP
1601 K Street, NW

Washington, D.C. 20006-1600

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[ X ]	on November 1, 2009 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ X ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EAGLE CASH TRUST

CONTENTS OF REGISTRATION STATEMENT

This registration document is comprised of the following:

Cover Sheet

Contents of Registration Statement

Prospectus*

Statement of Additional Information*

Part C of Form N-1A*

Signature Page

__________________

*     Incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement, SEC File No. 002-98635, filed July 17, 2009, EDGAR Accession No. 0000898432-09-000945.

The sole purpose of this filing is to delay the effective date of the Registrant's Post-Effective Amendment No. 30 to November 1, 2009.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A meets all the requirements for effectiveness under Rule 485(b) of the 1933 Act, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St. Petersburg and the State of Florida, on the day of October 5, 2009.

EAGLE CASH TRUST

By: /s/ Mathew J. Calabro

Mathew J. Calabro, Senior Vice President and

Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 31 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Richard K. Riess* Richard K. Riess	Chairman of the Board of Trustees	October 5, 2009
/s/ Keith B. Jarrett* Keith B. Jarrett	Trustee	October 5, 2009

/s/ C. Andrew Graham* C. Andrew Graham	Trustee	October 5, 2009

/s/ Lincoln Kinnicutt* Lincoln Kinnicutt	Trustee	October 5, 2009

/s/ William J. Meurer* William J. Meurer	Trustee	October 5, 2009

/s/ James L. Pappas* James L. Pappas	Trustee	October 5, 2009

/s/ Deborah L. Talbot* Deborah L. Talbot	Trustee	October 5, 2009

/s/ Mathew J. Calabro Mathew J. Calabro	Principal Executive Officer	October 5, 2009

/s/ Andrea N. Mullins Andrea N. Mullins	Principal Financial Officer	October 5, 2009

*By: /s/ Mathew J. Calabro Mathew J. Calabro, Attorney-In-Fact